Note 12 - Income Tax	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Income Tax Disclosure [Text Block]
12.	Income tax

Income tax differs from the amounts that would be obtained by applying the statutory rate to the respective year’s earnings before tax. Differences result from the following items:

	2016	2015

Income tax expense using combined statutory rate of 26.5% (2015 - 26.5%, 2014 - 26.5%)	$21,632	$16,326
Permanent differences	434	488
Tax effect of flow through entities	(243)	(230)
Impact of changes in foreign exchange rates	-	(10)
Adjustments to tax liabilities for prior periods	(456)	1,393
Effects of changes in enacted tax rates	-	(42)
Changes in liability for unrecognized tax benefits	(156)	(130)
Foreign, state and provincial tax rate differential	5,699	3,750
Gain on disposition of preferred shares	-	1,246
Other taxes	477	(161)
Change in valuation allowances	-	782
Provision for income taxes as reported	$27,387	$23,412

Earnings before income tax by jurisdiction comprise the following:

	2016	2015

Canada	$16,989	$8,590
United States	64,641	53,020
Total	$81,630	$61,610

Income tax expense (recovery) comprises the following:

	2016	2015

Current
Canada	$3,689	$829
United States	21,945	10,757
	25,634	11,586

Deferred
Canada	(317)	1,352
United States	2,070	10,474
	1,753	11,826

Total	$27,387	$23,412

The significant components of deferred income tax are as follows:

	2016	2015

Deferred income tax assets
Loss carry-forwards	$1,066	$6,071
Expenses not currently deductible	18,120	13,245
Stock-based compensation	2,956	2,420
Basis differences of partnerships and other entities	1,047	925
Allowance for doubtful accounts	3,457	2,967
Inventory and other reserves	542	548
	27,188	26,176

Deferred income tax liabilities
Depreciation and amortization	31,168	13,971
Prepaid and other expenses deducted for tax purposes	1,942	1,782
	33,110	15,753

Net deferred income tax asset (liability) before valuation allowance	(5,922)	10,423
Valuation allowance	756	783

Net deferred income tax asset (liability)	$(6,678)	$9,640

The recoverability of deferred income tax assets is dependent on generating sufficient taxable income before the
20
year loss carry-forward limitation. Although realization is not assured, the Company believes it is more likely than not that the deferred tax asset will be realized. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry-forward period are reduced.

The Company has gross operating loss carry-forwards as follows:

	Loss carry forward		Gross losses not recognized		Net
	2016	2015	2016	2015	2016	2015

Canada	$2,082	$3,234	$-	$-	$2,082	$3,234
United States	7,902	21,472	6,470	6,470	1,432	15,002

These amounts above are available to reduce future federal and provincial income taxes in their respective jurisdictions. Net operating loss carry-forward balances attributable to the United States and Canada expire over the next
6
to
20
years.

Cumulative unremitted earnings of US and foreign subsidiaries approximated
$297,631
as at
December
31,
2016
(2015
-
$267,899).
Income tax is not provided on the unremitted earnings of US and foreign subsidiaries because it has been the practice and is the intention of the Company to reinvest these earnings indefinitely in these subsidiaries.

A reconciliation of the beginning and ending amounts of the liability for unrecognized tax benefits is as follows:

Balance, December 31, 2014	$494
Reduction for lapses in applicable statutes of limitations	(202)
Balance, December 31, 2015	292
Increases based on tax positions related to 2016	(144)
Balance, December 31, 2016	$148

Of the
$148
(2015
-
$292)
in gross unrecognized tax benefits,
$148,
(2015
-
$292)
would affect the Company’s effective tax rate if recognized. For the year ended
December
31,
2016,
a recovery of
$12
in interest and penalties related to provisions for income tax was recorded in income tax expense
(2015
- recovery of
$34).
As at
December
31,
2016,
the Company had accrued
$38
(2015
-
$50)
for potential income tax related interest and penalties.

The Company’s significant tax jurisdictions include the United States and Canada. The number of years with open tax audits varies depending on the tax jurisdictions. Generally, income tax returns filed with the Canada Revenue Agency and related provinces are open for three
to
four
years and income tax returns filed with the U.S. Internal Revenue Service and related states are open for three
to
five
years.

The Company does not currently expect any other material impact on earnings to result from the resolution of matters related to open taxation years, other than noted above. Actual settlements may
differ from the amounts accrued. The Company has, as part of its analysis, made its current estimates based on facts and circumstances known to date and cannot predict changes in facts and circumstances that may
affect its current estimates.